Subsequent Events (Details) $ in Millions, $ in Millions	Feb. 24, 2026 item	Mar. 10, 2026 USD ($)	Feb. 23, 2026 USD ($)	Feb. 23, 2026 CAD ($)	Jan. 01, 2026 USD ($)	Jan. 01, 2026 CAD ($)	Dec. 31, 2025 USD ($)
Credit Facility
Statement
Accordion feature							$ 250.0
Credit Facility | SOFR | Bottom of range
Statement
Spread on variable rate (as a percent)							1.10%
Credit Facility | SOFR | Top of range
Statement
Spread on variable rate (as a percent)							2.15%
Acquisition Of Portfolio Of Royalties And Contingent Payment Assets | Portfolio Of Royalties And Contingent Payment Assets PricewaterhouseCoopers Inc.
Statement
Number of royalties acquired | item	6
Subsequent borrowings under credit facilities | Credit Facility
Statement
Accordion feature		$ 500.0
Subsequent borrowings under credit facilities | Credit Facility | SOFR | Bottom of range
Statement
Spread on variable rate (as a percent)		1.00%
Subsequent borrowings under credit facilities | Credit Facility | SOFR | Top of range
Statement
Spread on variable rate (as a percent)		2.05%
Tax Year 2013 Through 2019 | Acquisition Of Portfolio Of Royalties And Contingent Payment Assets | Portfolio Of Royalties And Contingent Payment Assets PricewaterhouseCoopers Inc.
Statement
Proceeds from refund of deposits			$ 30.0	$ 41.2
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2019 | Settlement Of Canada Transfer Pricing Tax Dispute
Statement
Proceeds from refund of deposits					$ 30.0	$ 41.2